Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events
23.	Subsequent events

The following subsequent events were evaluated on April 13, 2026, the date the financial statements were issued. Except as set forth below, there were no events that occurred subsequent to December 31, 2025 that require adjustment to or disclosure in the consolidated financial statements.

In March 2026, the Company borrowed approximately 1.0 million unit of USDT (approximately RMB7.0 million) from Binance. The borrowings bear an annual interest rate of 2.54% and are repayable at the Company’s option.

From January to April 2026, the Company borrowed a total of approximately RMB8.2 million from Zhejiang Shaoxing Ruifeng Rural Commercial Bank Co., Ltd under the credit line pledged by the land use right and property, plant and equipment of the Company as described in Note 12. The additional borrowings bear an annual interest rate of 5.4% with repayment date on July 25, 2030.

From January to April 2026, the Company repurchased a total of 282,743 Class A ordinary shares and paid consideration in total of US$0.9 million pursuant to the Repurchase Program.